Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Service and interest costs	$ 0.1	$ 0.3	$ 0.1
Net periodic benefit cost	$ 0.1	$ 0.3	$ 0.1